Net interest income (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Costs to originate credit card balances	£ 497	£ 480	£ 368
Interest income on impaired financial assets accrued	48	75	91
Gain (loss) on hedge ineffectiveness recognised in net interest income	£ (43)	£ 71	£ 81